VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
VESSELS AND EQUIPMENT. NET [Abstract]
VESSELS AND EQUIPMENT. NET
16.	VESSELS AND EQUIPMENT Movements in the three years ended December 31, 2011 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2008	519,016	(80,855)	438,161
Purchase of vessels and equipment	219	-
Transfers from Newbuildings	220,549	-
Transfers from vessels under capital lease	58,307	-
Other movements	932	(665)
Depreciation	-	(38,809)
Balance at December 31, 2009	799,023	(120,329)	678,694
Purchase of vessels and equipment	207,772	-
Transfers from Newbuildings	499,154	-
Transfers from vessels under capital lease	112,571	-
Other movements	(1,228)	1,145
Depreciation	-	(60,023)
Disposals	(8,452)	491
Balance at December 31, 2010	1,608,840	(178,716)	1,430,124
Purchase of vessels and equipment	56,591	-
Transfers from vessels under capital lease	53,733	-
Disposal of vessels to Frontline 2012	(927,009)	62,144
Disposal of vessels and equipment (excluding to Frontline 2012)	(332,495)	156,560
Other movements	(348)	179
Depreciation	-	(65,744)
Impairment loss	-	(121,443)
Balance at December 31, 2011	459,312	(147,020)	312,292

At December 31, 2011, the Company owned ten vessels, including three vessels owned by subsidiaries accounted for under the equity method (2010: 24 vessels, including three vessels owned by subsidiaries accounted for under the equity method). During 2011, the Company sold ten subsidiaries, each holding one vessel, to Frontline 2012 (see Note 4). Additionally, the Company recorded an impairment loss of $121.4 million during 2011 in respect of five double hull Suezmax tankers (see Note 6) of which four had been sold by December 31, 2011. The Company also sold one vessel and chartered in the vessel from the new owners for two years at a rate of $35,000 per day. One VLCC double hull vessel, which had previously been accounted for as vessel under capital lease was purchased during 2011 for $56.1 million and concurrently sold and chartered back from the new owners at a rate of $32,500 per day. One VLCC double hull vessel, which had previously been accounted for as vessel under capital lease was purchased during 2011.

During 2010, the Company took delivery of two VLCC double hull and four Suezmax double hull newbuildings at a cost of $228.8 million and $270.4 million, respectively, and purchased two secondhand VLCC double hull vessels at a cost of $207.3 million. A further two VLCC double hull vessels, which were previously accounted for as vessels under capital lease, were purchased and one Suezmax single-hull tanker was sold.